UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2
          Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Amy Aubin
Title: Chief Compliance Officer
Phone: 416-681-8013

Signature, Place, and Date of Signing:

    /s/ Amy Aubin          Toronto, Ontario, Canada         May 11, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
                                         ----------------------
Form 13F Information Table Entry Total:  121
                                         ----------------------
Form 13F Information Table Value Total:  610,226 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES            COM               002824100   7,356.0    120,020 SH       SOLE
ACCENTURE LTD. - CLASS 'A'     SHS CLASS A       G1151C101   2,042.1     31,660 SH       SOLE
ADVANCE AUTO PARTS INC         COM               00751Y106   1,640.3     18,520 SH       SOLE
ALLIANCE DATA SYSTEMS CORP     COM               018581108   2,638.9     20,950 SH       SOLE
ALTRIA GROUP INC.              COM               02209S103   4,293.1    139,070 SH       SOLE
AMERICAN EXPRESS COMPANY       COM               025816109   3,100.7     53,590 SH       SOLE
AMERICAN TOWER CORP.           COM               03027X100  20,007.0    317,470 SH       SOLE
ANHEUSER-BUSCH INBEV SPN ADR   SPONSORED ADR     03524A108   3,475.3     47,790 SH       SOLE
APACHE CORP. COMMON            COM               037411105   1,619.1     16,120 SH       SOLE
APPLE INC.                     COM               037833100  16,434.9     27,412 SH       SOLE
ASCENA RETAIL GROUP INC        COM               04351G101     524.7     11,840 SH       SOLE
ASHLAND INC.                   COM               044209104   5,568.7     91,200 SH       SOLE
AUTOMATIC DATA PROCESSING      COM               053015103   6,734.3    122,020 SH       SOLE
BABCOCK & WILCOX CO/THE        COM               05615F102   2,549.3     99,000 SH       SOLE
BEAM INC.                      COM               073730103   3,344.3     57,100 SH       SOLE
BERKSHIRE HATHAWAY INC. CL B   CL B NEW          084670702  14,478.8    178,420 SH       SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108   1,846.2     25,500 SH       SOLE
BIOMED REALTY TR               COM               09063H107   9,350.7    492,660 SH       SOLE
BLACKROCK INC.                 COM               09247X101   1,930.2      9,420 SH       SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108   5,830.0    172,740 SH       SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101  24,448.0    773,670 SH       SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104     599.5     56,666 SH       SOLE
CABOT OIL & GAS CORP.          COM               127097103   1,977.7     63,450 SH       SOLE
CAPITAL ONE FINANCIAL CORP.    COM               14040H105   8,154.2    146,290 SH       SOLE
CARDINAL HEALTH INC.           COM               14149Y108   5,444.4    126,290 SH       SOLE
CEMEX SA SPONS ADR NEW         SPON ADR NEW      151290889      93.1     12,000 SH       SOLE
CHART INDUSTRIES INC           COM PAR $0.01     16115Q308   4,094.0     55,830 SH       SOLE
CHECK POINT SOFTWARE TECH      ORD               M22465104   1,729.4     27,090 SH       SOLE
CHEESECAKE FACTORY INC/THE     COM               163072101   1,136.5     38,670 SH       SOLE
CHEVRON CORP.                  COM               166764100   2,445.5     22,804 SH       SOLE
CHICAGO BRIDGE & IRON          N Y REGISTRY SH   167250109   2,003.6     46,390 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      36.1     21,351 SH       SOLE
CINEMARK HOLDINGS INC          COM               17243V102   9,180.1    418,230 SH       SOLE
COMCAST CORPORATION 'A'        CL A              20030N101   2,070.1     68,980 SH       SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200   3,436.1    116,440 SH       SOLE
COPA HOLDINGS SA 'A'           CL A              P31076105   7,813.1     98,650 SH       SOLE
COST PLUS INC.                 COM               221485105     460.2     25,710 SH       SOLE
COVIDIEN PLC                   SHS               G2554F113   2,940.7     53,780 SH       SOLE
CVS/CAREMARK CORPORATION       COM               126650100     802.4     17,910 SH       SOLE
DST SYSTEMS INC                COM               233326107   1,077.0     19,860 SH       SOLE
ECOLAB INC.                    COM               278865100   5,372.1     87,040 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,766.8     54,961 SH       SOLE
EZCORP INC. 'A'                CL A NON VTG      302301106   1,660.4     51,160 SH       SOLE
FLOWSERVE CORP.                COM               34354P105  12,710.7    110,040 SH       SOLE
FLUOR CORPORATION              COM               343412102     811.7     13,520 SH       SOLE
FORD MOTOR COMPANY             COM PAR $0.01     345370860   4,346.6    348,010 SH       SOLE
FOREST OIL CORP                COM PAR $0.01     346091705   1,857.3    153,240 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103   3,212.6    189,090 SH       SOLE
GENERAL MOTORS 4.75% PFD B     JR PFD CNV SRB    37045V209   3,091.5     73,870 SH       SOLE
GLAXOSMITHKLINE PLC SPONS ADR  SPONSORED ADR     37733W105   1,257.5     28,000 SH       SOLE
GOODRICH PETROLEUM CORP.       COM NEW           382410405   1,743.2     91,650 SH       SOLE
GOOGLE INC. 'A'                CL A              38259P508   4,886.2      7,620 SH       SOLE
GRAINGER W W INC.              COM               384802104   2,371.5     11,040 SH       SOLE
HERCULES OFFSHORE INC          COM               427093109   2,445.2    516,960 SH       SOLE
HERSHEY COMPANY                COM               427866108   6,610.8    107,790 SH       SOLE
HOME DEPOT INC.                COM               437076102   8,820.9    175,330 SH       SOLE
HSN INC                        COM               404303109   3,927.4    103,270 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101   8,427.0     40,388 SH       SOLE
INTUIT INC.                    COM               461202103   5,480.0     91,090 SH       SOLE
ISHARES COMEX GOLD TRUST       ISHARES           464285105   2,556.7    157,140 SH       SOLE
JOHNSON & JOHNSON              COM               478160104  10,912.8    165,445 SH       SOLE
JP MORGAN CHASE & CO.          COM               46625H100   3,252.5     70,738 SH       SOLE
KELLOGG COMPANY                COM               487836108   8,548.1    159,390 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  10,855.3    285,590 SH       SOLE
LAMAR ADVERTISING COMPANY 'A'  CL A              512815101   1,211.5     37,380 SH       SOLE
LAREDO PETROLEUM HOLDINGS INC. COM               516806106   2,506.2    106,918 SH       SOLE
LKQ CORP                       COM               501889208   4,622.5    148,300 SH       SOLE
LUMBER LIQUIDATOR HOLDINGS     COM               55003T107     300.3     11,960 SH       SOLE
MAGNUM HUNTER RESOURCES CORP   COM               55973B102   2,046.0    319,190 SH       SOLE
MARATHON PETROLEUM CORP COMMON COM               56585A102   4,052.4     93,460 SH       SOLE
MATTEL INC.                    COM               577081102   3,971.9    118,000 SH       SOLE
MCDONALDS CORP.                COM               580135101  28,929.8    294,901 SH       SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106  11,689.1    141,720 SH       SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   1,705.0    125,000 SH       SOLE
MI DEVELOPMENTS INC.           COM               55304X104  14,856.4    429,500 SH       SOLE
MORGAN STANLEY CHINA A SHARE   COM               617468103   1,894.4     96,700 SH       SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101   4,180.9     52,610 SH       SOLE
NORFOLK SOUTHERN CORP.         COM               655844108   8,877.8    134,860 SH       SOLE
OASIS PETROLEUM INC.           COM               674215108   1,930.0     62,600 SH       SOLE
PEPSICO INC.                   COM               713448108   3,067.2     46,228 SH       SOLE
PFIZER INC.                    COM               717081103  10,790.4    476,186 SH       SOLE
PHILIP MORRIS INT'L INC.       COM               718172109   3,766.8     42,510 SH       SOLE
POLARIS INDUSTRIES, INC.       COM               731068102   5,786.4     80,200 SH       SOLE
PROCTER & GAMBLE COMPANY       COM               742718109   9,464.5    140,820 SH       SOLE
QUALCOMM INC.                  COM               747525103   5,900.1     86,690 SH       SOLE
RANGE RESOURCES CORP           COM               75281A109   1,824.4     31,380 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604   1,003.8     16,879 SH       SOLE
RESEARCH IN MOTION             COM               760975102     507.9     34,550 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100     211.2      3,800 SH       SOLE
RUTH'S HOSPITALITY GROUP INC.  COM               783332109   1,478.2    194,760 SH       SOLE
RYANAIR HLDGS PLC-SP ADR       SPONSORED ADR     783513104   4,750.1    130,930 SH       SOLE
S & P DEPOSITARY RECEIPT       TR UNIT           78462F103  16,469.1    116,960 SH       SOLE
SANDRIDGE ENERGY INC.          COM               80007P307   1,705.5    217,810 SH       SOLE
SCHLUMBERGER LTD.              COM               806857108   1,436.4     20,540 SH       SOLE
SIGMA-ALDRICH CORP.            COM               826552101   1,752.0     23,980 SH       SOLE
SLM CORP.                      COM               78442P106   2,048.0    129,950 SH       SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,060.6      6,542 SH       SOLE
STARBUCKS CORP.                COM               855244109  11,913.5    213,160 SH       SOLE
TAIWAN SEMICONDUCTOR MFG ADR   SPONSORED ADR     874039100   1,904.8    124,660 SH       SOLE
TARGET CORP.                   COM               87612E106   4,413.4     75,740 SH       SOLE
TIME WARNER INC.               COM NEW           887317303   8,610.8    228,100 SH       SOLE
TORCHMARK CORP                 COM               891027104   1,777.7     35,660 SH       SOLE
TORO CO                        COM               891092108   4,858.2     68,320 SH       SOLE
TRIPADVISOR INC.               COM               896945201   1,485.8     41,655 SH       SOLE
TWIN DISC INC                  COM               901476101     495.7     19,000 SH       SOLE
TYCO INTERNATIONAL LTD.        SHS               H89128104  10,765.8    191,630 SH       SOLE
ULTRA PETROLEUM CORP.          COM               903914109   2,027.0     89,570 SH       SOLE
UNITED TECHNOLOGIES CORP       COM               913017109   4,513.9     54,424 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209  15,896.7    574,510 SH       SOLE
VORNADO REALTY TRUST           SH BEN INT        929042109  13,530.1    160,690 SH       SOLE
WAL-MART STORES INC.           COM               931142103   6,734.8    110,045 SH       SOLE
WALT DISNEY CO.                COM DISNEY        254687106   8,093.2    184,860 SH       SOLE
WALTER ENERGY INC.             COM               93317Q105   2,436.5     41,150 SH       SOLE
WATERS CORP.                   COM               941848103   1,750.3     18,890 SH       SOLE
WELLS FARGO COMPANY            COM               949746101   1,777.2     52,055 SH       SOLE
WESTPORT INNOVATIONS INC.      COM NEW           960908309   1,223.5     29,900 SH       SOLE
WHIRLPOOL CORP.                COM               963320106   4,154.3     54,050 SH       SOLE
WILLIAMS COS INC               COM               969457100  12,839.5    416,730 SH       SOLE
WPX ENERGY INC.                COM               98212B103   2,218.3    123,170 SH       SOLE
WYNN RESORTS LTD.              COM               983134107   5,217.5     41,780 SH       SOLE
YAHOO! INC.                    COM               984332106   1,160.1     76,220 SH       SOLE
                               $ VALUE (IN THOUSANDS)        610,226    # SECURITIES      121